Investment Objectives and Goals	Oct. 28, 2026
GraniteShares YieldBOOST 20Y+ Treasuries ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund’s primary investment objective is to achieve 3 times (300%) the income generated from selling options on the ICE U.S. Treasury 20+ Year Bond Index (the “Underlying Index”) by selling options on leveraged exchange-traded funds designed to deliver 3 times (300%) the daily performance of the Underlying Index (the “Underlying Leveraged ETF”). The Fund’s secondary investment objective is to gain exposure to the performance of the Underlying Leveraged ETF, subject to a cap on potential investment gains. A downside protection may be implemented which could affect the net income level.

GraniteShares YieldBOOST AAPL ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund’s primary investment objective is to achieve 2 times (200%) the income generated from selling options on Apple, Inc.’s common stock (NASDAQ: AAPL) (the “Underlying Stock”) by selling options on leveraged exchange-traded funds designed to deliver 2 times (200%) the daily performance of the Underlying Stock (the “Underlying Leveraged ETF”). The Fund’s secondary investment objective is to gain exposure to the performance of the Underlying Leveraged ETF, subject to a cap on potential investment gains. A downside protection may be implemented which could affect the net income level.

GraniteShares YieldBOOST ADBE ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund’s primary investment objective is to achieve 2 times (200%) the income generated from selling options on Adobe Inc.’ common stock (NASDAQ: ADBE) (the “Underlying Stock”) by selling options on leveraged exchange-traded funds designed to deliver 2 times (200%) the daily performance of the Underlying Stock (the “Underlying Leveraged ETF”). The Fund’s secondary investment objective is to gain exposure to the performance of the Underlying Leveraged ETF, subject to a cap on potential investment gains. A downside protection may be implemented which could affect the net income level.

GraniteShares YieldBOOST AMD ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund’s primary investment objective is to achieve 2 times (200%) the income generated from selling options on Advanced Micro Devices, Inc.’s common stock (NASDAQ: AMD) (the “Underlying Stock”) by selling options on leveraged exchange-traded funds designed to deliver 2 times (200%) the daily performance of the Underlying Stock (the “Underlying Leveraged ETF”). The Fund’s secondary investment objective is to gain exposure to the performance of the Underlying Leveraged ETF, subject to a cap on potential investment gains. A downside protection may be implemented which could affect the net income level.

GraniteShares YieldBOOST AMZN ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund’s primary investment objective is to achieve 2 times (200%) the income generated from selling options on Amazon.com’s common stock (NASDAQ: AMZN) (the “Underlying Stock”) by selling options on leveraged exchange-traded funds designed to deliver 2 times (200%) the daily performance of the Underlying Stock (the “Underlying Leveraged ETF”). The Fund’s secondary investment objective is to gain exposure to the performance of the Underlying Leveraged ETF, subject to a cap on potential investment gains. A downside protection may be implemented which could affect the net income level.

GraniteShares YieldBOOST APP ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund’s primary investment objective is to achieve 2 times (200%) the income generated from selling options on AppLovin Corporation’s common stock (NASDAQ: APP) (the “Underlying Stock”) by selling options on leveraged exchange-traded funds designed to deliver 2 times (200%) the daily performance of the Underlying Stock (the “Underlying Leveraged ETF”). The Fund’s secondary investment objective is to gain exposure to the performance of the Underlying Leveraged ETF, subject to a cap on potential investment gains. A downside protection may be implemented which could affect the net income level.

GraniteShares YieldBOOST ARM ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund’s primary investment objective is to achieve 2 times (200%) the income generated from selling options on Arm Holdings plc’s ADR (NASDAQ: ARM) (the “Underlying Stock”) by selling options on leveraged exchange-traded funds designed to deliver 2 times (200%) the daily performance of the Underlying Stock (the “Underlying Leveraged ETF”). The Fund’s secondary investment objective is to gain exposure to the performance of the Underlying Leveraged ETF, subject to a cap on potential investment gains. A downside protection may be implemented which could affect the net income level.

GraniteShares YieldBOOST ASML ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund’s primary investment objective is to achieve 2 times (200%) the income generated from selling options on ASML Holdings NV’s ADR (NASDAQ: ASML) (the “Underlying Stock”) by selling options on leveraged exchange-traded funds designed to deliver 2 times (200%) the daily performance of the Underlying Stock (the “Underlying Leveraged ETF”). The Fund’s secondary investment objective is to gain exposure to the performance of the Underlying Leveraged ETF, subject to a cap on potential investment gains. A downside protection may be implemented which could affect the net income level.

GraniteShares YieldBOOST AVGO ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund’s primary investment objective is to achieve 2 times (200%) the income generated from selling options on Broadcom Inc’s common stock (NASDAQ: AVGO) (the “Underlying Stock”) by selling options on leveraged exchange-traded funds designed to deliver 2 times (200%) the daily performance of the Underlying Stock (the “Underlying Leveraged ETF”). The Fund’s secondary investment objective is to gain exposure to the performance of the Underlying Leveraged ETF, subject to a cap on potential investment gains. A downside protection may be implemented which could affect the net income level.

GraniteShares YieldBOOST BABA ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund’s primary investment objective is to achieve 2 times (200%) the income generated from selling options on Alibaba Group Holding Limited’s ADR (NYSE: BABA) (the “Underlying Stock”) by selling options on leveraged exchange-traded funds designed to deliver 2 times (200%) the daily performance of the Underlying Stock (the “Underlying Leveraged ETF”). The Fund’s secondary investment objective is to gain exposure to the performance of the Underlying Leveraged ETF, subject to a cap on potential investment gains. A downside protection may be implemented which could affect the net income level.

GraniteShares YieldBOOST Biotech ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund’s primary investment objective is to achieve 3 times (300%) the income generated from selling options on the S&P Biotechnology Select Industry Index (the “Underlying Index”) by selling options on leveraged exchange-traded funds designed to deliver 3 times (300%) the daily performance of the Underlying Index (the “Underlying Leveraged ETF”). The Fund’s secondary investment objective is to gain exposure to the performance of the Underlying Leveraged ETF, subject to a cap on potential investment gains. A downside protection may be implemented which could affect the net income level.

GraniteShares YieldBOOST Bitcoin ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund’s primary investment objective is to achieve 2 times (200%) the income generated from selling options on bitcoin (the “Underlying Asset”) by selling options on leveraged exchange-traded funds designed to deliver 2 times (200%) the daily performance of the Underlying Stock (the “Underlying Leveraged ETF”). The Fund’s secondary investment objective is to gain exposure to the performance Underlying Leveraged ETF, subject to a cap on potential investment gains. A downside protection may be implemented which could affect the net income level.

GraniteShares YieldBOOST BRKB ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund’s primary investment objective is to achieve 2 times (200%) the income generated from selling options on Berkshire Hathaway Inc.’s class B common stock (NYSE: BRK.B) (the “Underlying Stock”) by selling options on leveraged exchange-traded funds designed to deliver 2 times (200%) the daily performance of the Underlying Stock (the “Underlying Leveraged ETF”). The Fund’s secondary investment objective is to gain exposure to the performance of the Underlying Leveraged ETF, subject to a cap on potential investment gains. A downside protection may be implemented which could affect the net income level.

GraniteShares YieldBOOST China ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund’s primary investment objective is to achieve 3 times (300%) the income generated from selling options on the FTSE China 50 Index (the “Underlying Index”) by selling options on leveraged exchange-traded funds designed to deliver 3 times (300%) the daily performance of the Underlying Index (the “Underlying Leveraged ETF”). The Fund’s secondary investment objective is to gain exposure to the performance of the Underlying Leveraged ETF, subject to a cap on potential investment gains. A downside protection may be implemented which could affect the net income level.

GraniteShares YieldBOOST COIN ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund’s primary investment objective is to achieve 2 times (200%) the income generated from selling options on Coinbase Global, Inc.’s Class A common stock (NASDAQ: COIN) (the “Underlying Stock”) by selling options on leveraged exchange-traded funds designed to deliver 2 times (200%) the daily performance of the Underlying Stock (the “Underlying Leveraged ETF”). The Fund’s secondary investment objective is to gain exposure to the performance of the Underlying Leveraged ETF, subject to a cap on potential investment gains. A downside protection may be implemented which could affect the net income level.

GraniteShares YieldBOOST CRCL ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund’s primary investment objective is to achieve 2 times (200%) the income generated from selling options on Circle Internet Group, Inc.’s common stock (NYSE: CRCL) (the “Underlying Stock”) by selling options on leveraged exchange-traded funds designed to deliver 2 times (200%) the daily performance of the Underlying Stock (the “Underlying Leveraged ETF”). The Fund’s secondary investment objective is to gain exposure to the performance of the Underlying Leveraged ETF, subject to a cap on potential investment gains. A downside protection may be implemented which could affect the net income level.

GraniteShares YieldBOOST CRWD ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund’s primary investment objective is to achieve 2 times (200%) the income generated from selling options on CrowdStrike Holdings’ common stock (NASDAQ: CRWD) (the “Underlying Stock”) by selling options on leveraged exchange-traded funds designed to deliver 2 times (200%) the daily performance of the Underlying Stock (the “Underlying Leveraged ETF”). The Fund’s secondary investment objective is to gain exposure to the performance of the Underlying Leveraged ETF, subject to a cap on potential investment gains. A downside protection may be implemented which could affect the net income level.

GraniteShares YieldBOOST CRWV ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund’s primary investment objective is to achieve 2 times (200%) the income generated from selling options on CoreWeave, Inc.’s common stock (NASDAQ: CRWV) (the “Underlying Stock”) by selling options on leveraged exchange-traded funds designed to deliver 2 times (200%) the daily performance of the Underlying Stock (the “Underlying Leveraged ETF”). The Fund’s secondary investment objective is to gain exposure to the performance of the Underlying Leveraged ETF, subject to a cap on potential investment gains. A downside protection may be implemented which could affect the net income level.

GraniteShares YieldBOOST DJT ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund’s primary investment objective is to achieve 2 times (200%) the income generated from selling options on Trump Media & Technology Group Corp.’s common stock (NASDAQ: DJT) (the “Underlying Stock”) by selling options on leveraged exchange-traded funds designed to deliver 2 times (200%) the daily performance of the Underlying Stock (the “Underlying Leveraged ETF”). The Fund’s secondary investment objective is to gain exposure to the performance of the Underlying Leveraged ETF, subject to a cap on potential investment gains. A downside protection may be implemented which could affect the net income level.

GraniteShares YieldBOOST Ether ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund’s primary investment objective is to achieve 2 times (200%) the income generated from selling options on ether (the “Underlying Asset”) by selling options on leveraged exchange-traded funds designed to deliver 2 times (200%) the daily performance of the Underlying Asset (the “Underlying Leveraged ETF”). The Fund’s secondary investment objective is to gain exposure to the performance Underlying Leveraged ETF, subject to a cap on potential investment gains. A downside protection may be implemented which could affect the net income level.

GraniteShares YieldBOOST Financials ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund’s primary investment objective is to achieve 3 times (300%) the income generated from selling options on the Financial Select Sector Index (the “Underlying Index”) by selling options on leveraged exchange-traded funds designed to deliver 3 times (300%) the daily performance of the Underlying Index (the “Underlying Leveraged ETF”). The Fund’s secondary investment objective is to gain exposure to the performance of the Underlying Leveraged ETF, subject to a cap on potential investment gains. A downside protection may be implemented which could affect the net income level.

GraniteShares YieldBOOST Gold Miners ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund’s primary investment objective is to achieve 2 times (200%) the income generated from selling options on the NYSE Arca Gold Miners Index (the “Underlying Index”) by selling options on leveraged exchange-traded funds designed to deliver 2 times (200%) the daily performance of the Underlying Index (the “Underlying Leveraged ETF”). The Fund’s secondary investment objective is to gain exposure to the performance of the Underlying Leveraged ETF, subject to a cap on potential investment gains. A downside protection may be implemented which could affect the net income level.

GraniteShares YieldBOOST GOOGL ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund’s primary investment objective is to achieve 2 times (200%) the income generated from selling options on Alphabet Inc. Class A (NASDAQ: GOOGL) (the “Underlying Stock”) by selling options on leveraged exchange-traded funds designed to deliver 2 times (200%) the daily performance of the Underlying Stock (the “Underlying Leveraged ETF”). The Fund’s secondary investment objective is to gain exposure to the performance of the Underlying Leveraged ETF, subject to a cap on potential investment gains. A downside protection may be implemented which could affect the net income level.

GraniteShares YieldBOOST HIMS ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund’s primary investment objective is to achieve 2 times (200%) the income generated from selling options on Hims & Hers Health, Inc.’s common stock (NYSE: HIMS) (the “Underlying Stock”) by selling options on leveraged exchange-traded funds designed to deliver 2 times (200%) the daily performance of the Underlying Stock (the “Underlying Leveraged ETF”). The Fund’s secondary investment objective is to gain exposure to the performance of the Underlying Leveraged ETF, subject to a cap on potential investment gains. A downside protection may be implemented which could affect the net income level.

GraniteShares YieldBOOST HOOD ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund’s primary investment objective is to achieve 2 times (200%) the income generated from selling options on Robinhood Markets, Inc.’s common stock (NASDAQ: HOOD) (the “Underlying Stock”) by selling options on leveraged exchange-traded funds designed to deliver 2 times (200%) the daily performance of the Underlying Stock (the “Underlying Leveraged ETF”). The Fund’s secondary investment objective is to gain exposure to the performance of the Underlying Leveraged ETF, subject to a cap on potential investment gains. A downside protection may be implemented which could affect the net income level.

GraniteShares YieldBOOST INTC ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund’s primary investment objective is to achieve 2 times (200%) the income generated from selling options on Intel Corporation’s common stock (NASDAQ: INTC) (the “Underlying Stock”) by selling options on leveraged exchange-traded funds designed to deliver 2 times (200%) the daily performance of the Underlying Stock (the “Underlying Leveraged ETF”). The Fund’s secondary investment objective is to gain exposure to the performance of the Underlying Leveraged ETF, subject to a cap on potential investment gains. A downside protection may be implemented which could affect the net income level.

GraniteShares YieldBOOST IONQ ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund’s primary investment objective is to achieve 2 times (200%) the income generated from selling options on IonQ, Inc. ‘s commons share (NYSE: IONQ) (the “Underlying Stock”) by selling options on leveraged exchange-traded funds designed to deliver 2 times (200%) the daily performance of the Underlying Stock (the “Underlying Leveraged ETF”). The Fund’s secondary investment objective is to gain exposure to the performance of the Underlying Leveraged ETF, subject to a cap on potential investment gains. A downside protection may be implemented which could affect the net income level.

GraniteShares YieldBOOST LLY ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund’s primary investment objective is to achieve 2 times (200%) the income generated from selling options on Eli Lilly and Company’s commons share (NYSE: LLY) (the “Underlying Stock”) by selling options on leveraged exchange-traded funds designed to deliver 2 times (200%) the daily performance of the Underlying Stock (the “Underlying Leveraged ETF”). The Fund’s secondary investment objective is to gain exposure to the performance of the Underlying Leveraged ETF, subject to a cap on potential investment gains. A downside protection may be implemented which could affect the net income level.

GraniteShares YieldBOOST MARA ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund’s primary investment objective is to achieve 2 times (200%) the income generated from selling options on MARA Holdings Inc.’s common stock (NASDAQ: MARA) (the “Underlying Stock”) by selling options on leveraged exchange-traded funds designed to deliver 2 times (200%) the daily performance of the Underlying Stock (the “Underlying Leveraged ETF”). The Fund’s secondary investment objective is to gain exposure to the performance of the Underlying Leveraged ETF, subject to a cap on potential investment gains. A downside protection may be implemented which could affect the net income level.

GraniteShares YieldBOOST META ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund’s primary investment objective is to achieve 2 times (200%) the income generated from selling options on Meta Platforms, Inc.’s common stock Class A (NASDAQ: META) (the “Underlying Stock”) by selling options on leveraged exchange-traded funds designed to deliver 2 times (200%) the daily performance of the Underlying Stock (the “Underlying Leveraged ETF”). The Fund’s secondary investment objective is to gain exposure to the performance of the Underlying Leveraged ETF, subject to a cap on potential investment gains. A downside protection may be implemented which could affect the net income level.

GraniteShares YieldBOOST MRVL ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund’s primary investment objective is to achieve 2 times (200%) the income generated from selling options on Marvell Technology, Inc.’s common stock (NASDAQ: MRVL) (the “Underlying Stock”) by selling options on leveraged exchange-traded funds designed to deliver 2 times (200%) the daily performance of the Underlying Stock (the “Underlying Leveraged ETF”). The Fund’s secondary investment objective is to gain exposure to the performance of the Underlying Leveraged ETF, subject to a cap on potential investment gains. A downside protection may be implemented which could affect the net income level.

GraniteShares YieldBOOST MSFT ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund’s primary investment objective is to achieve 2 times (200%) the income generated from selling options on Microsoft Corporation’s common stock (NASDAQ: MSFT) (the “Underlying Stock”) by selling options on leveraged exchange-traded funds designed to deliver 2 times (200%) the daily performance of the Underlying Stock (the “Underlying Leveraged ETF”). The Fund’s secondary investment objective is to gain exposure to the performance of the Underlying Leveraged ETF, subject to a cap on potential investment gains. A downside protection may be implemented which could affect the net income level.

GraniteShares YieldBOOST MSTR ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund’s primary investment objective is to achieve 2 times (200%) the income generated from selling options on Strategy Inc.’s common stock (NASDAQ: MSTR) (the “Underlying Stock”) by selling options on leveraged exchange-traded funds designed to deliver 2 times (200%) the daily performance of the Underlying Stock (the “Underlying Leveraged ETF”). The Fund’s secondary investment objective is to gain exposure to the performance of the Underlying Leveraged ETF, subject to a cap on potential investment gains. A downside protection may be implemented which could affect the net income level.

GraniteShares YieldBOOST MU ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund’s primary investment objective is to achieve 2 times (200%) the income generated from selling options on Micron Technology Inc.’s common stock (NASDAQ: MU) (the “Underlying Stock”) by selling options on leveraged exchange-traded funds designed to deliver 2 times (200%) the daily performance of the Underlying Stock (the “Underlying Leveraged ETF”). The Fund’s secondary investment objective is to gain exposure to the performance of the Underlying Leveraged ETF, subject to a cap on potential investment gains. A downside protection may be implemented which could affect the net income level.

GraniteShares YieldBOOST NBIS ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund’s primary investment objective is to achieve 2 times (200%) the income generated from selling options on Nebius Group NV’s common stock (NASDAQ: NBIS) (the “Underlying Stock”) by selling options on leveraged exchange-traded funds designed to deliver 2 times (200%) the daily performance of the Underlying Stock (the “Underlying Leveraged ETF”). The Fund’s secondary investment objective is to gain exposure to the performance of the Underlying Leveraged ETF, subject to a cap on potential investment gains. A downside protection may be implemented which could affect the net income level.

GraniteShares YieldBOOST NFLX ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund’s primary investment objective is to achieve 2 times (200%) the income generated from selling options on Netflix, Inc.’s common stock (NASDAQ: NFLX) (the “Underlying Stock”) by selling options on leveraged exchange-traded funds designed to deliver 2 times (200%) the daily performance of the Underlying Stock (the “Underlying Leveraged ETF”). The Fund’s secondary investment objective is to gain exposure to the performance of the Underlying Leveraged ETF, subject to a cap on potential investment gains. A downside protection may be implemented which could affect the net income level.

GraniteShares YieldBOOST NVDA ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund’s primary investment objective is to achieve 2 times (200%) the income generated from selling options on NVIDIA Corporation’s common stock (NASDAQ: NVDA) (the “Underlying Stock”) by selling options on leveraged exchange-traded funds designed to deliver 2 times (200%) the daily performance of the Underlying Stock (the “Underlying Leveraged ETF”). The Fund’s secondary investment objective is to gain exposure to the performance of the Underlying Leveraged ETF, subject to a cap on potential investment gains. A downside protection may be implemented which could affect the net income level.

GraniteShares YieldBOOST NVO ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund’s primary investment objective is to achieve 2 times (200%) the income generated from selling options on Novo Nordisk A/S’s ADR (NYSE: NVO) (the “Underlying Stock”) by selling options on leveraged exchange-traded funds designed to deliver 2 times (200%) the daily performance of the Underlying Stock (the “Underlying Leveraged ETF”). The Fund’s secondary investment objective is to gain exposure to the performance of the Underlying Leveraged ETF, subject to a cap on potential investment gains. A downside protection may be implemented which could affect the net income level.

GraniteShares YieldBOOST OKLO ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund’s primary investment objective is to achieve 2 times (200%) the income generated from selling options on Oklo Inc.’s common stock (NYSE: OKLO) (the “Underlying Stock”) by selling options on leveraged exchange-traded funds designed to deliver 2 times (200%) the daily performance of the Underlying Stock (the “Underlying Leveraged ETF”). The Fund’s secondary investment objective is to gain exposure to the performance of the Underlying Leveraged ETF, subject to a cap on potential investment gains. A downside protection may be implemented which could affect the net income level.

GraniteShares YieldBOOST ORCL ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund’s primary investment objective is to achieve 2 times (200%) the income generated from selling options on Oracle Corporation’s common stock (NYSE: ORCL) (the “Underlying Stock”) by selling options on leveraged exchange-traded funds designed to deliver 2 times (200%) the daily performance of the Underlying Stock (the “Underlying Leveraged ETF”). The Fund’s secondary investment objective is to gain exposure to the performance of the Underlying Leveraged ETF, subject to a cap on potential investment gains. A downside protection may be implemented which could affect the net income level.

GraniteShares YieldBOOST PANW ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund’s primary investment objective is to achieve 2 times (200%) the income generated from selling options on Palo Alto Networks, Inc.’s common stock (NASDAQ: PANW) (the “Underlying Stock”) by selling options on leveraged exchange-traded funds designed to deliver 2 times (200%) the daily performance of the Underlying Stock (the “Underlying Leveraged ETF”). The Fund’s secondary investment objective is to gain exposure to the performance of the Underlying Leveraged ETF, subject to a cap on potential investment gains. A downside protection may be implemented which could affect the net income level.

GraniteShares YieldBOOST PDD ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund’s primary investment objective is to achieve 2 times (200%) the income generated from selling options on PDD Holdings Inc.’s ADR (NYSE: PDD) (the “Underlying Stock”) by selling options on leveraged exchange-traded funds designed to deliver 2 times (200%) the daily performance of the Underlying Stock (the “Underlying Leveraged ETF”). The Fund’s secondary investment objective is to gain exposure to the performance of the Underlying Leveraged ETF, subject to a cap on potential investment gains. A downside protection may be implemented which could affect the net income level.

GraniteShares YieldBOOST PLTR ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund’s primary investment objective is to achieve 2 times (200%) the income generated from selling options on Palantir Technologies Inc.’s common stock (NASDAQ: PLTR) (the “Underlying Stock”) by selling options on leveraged exchange-traded funds designed to deliver 2 times (200%) the daily performance of the Underlying Stock (the “Underlying Leveraged ETF”). The Fund’s secondary investment objective is to gain exposure to the performance of the Underlying Leveraged ETF, subject to a cap on potential investment gains. A downside protection may be implemented which could affect the net income level.

GraniteShares YieldBOOST QBTS ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund’s primary investment objective is to achieve 2 times (200%) the income generated from selling options on D-Wave Quantum, Inc.’s common stock (NYSE: QBTS) (the “Underlying Stock”) by selling options on leveraged exchange-traded funds designed to deliver 2 times (200%) the daily performance of the Underlying Stock (the “Underlying Leveraged ETF”). The Fund’s secondary investment objective is to gain exposure to the performance of the Underlying Leveraged ETF, subject to a cap on potential investment gains. A downside protection may be implemented which could affect the net income level.

GraniteShares YieldBOOST QQQ ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund’s primary investment objective is to achieve 3 times (300%) the income generated from selling options on the Nasdaq-100® Index (the “Underlying Index”) by selling options on leveraged exchange-traded funds designed to deliver 3 times (300%) the daily performance of the Underlying Index (the “Underlying Leveraged ETF”). The Fund’s secondary investment objective is to gain exposure to the performance of the Underlying Leveraged ETF, subject to a cap on potential investment gains. A downside protection may be implemented which could affect the net income level.

GraniteShares YieldBOOST QUBT ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund’s primary investment objective is to achieve 2 times (200%) the income generated from selling options on Quantum Computing Inc.’s common stock (NASDAQ: QUBT) (the “Underlying Stock”) by selling options on leveraged exchange-traded funds designed to deliver 2 times (200%) the daily performance of the Underlying Stock (the “Underlying Leveraged ETF”). The Fund’s secondary investment objective is to gain exposure to the performance of the Underlying Leveraged ETF, subject to a cap on potential investment gains. A downside protection may be implemented which could affect the net income level.

GraniteShares YieldBOOST RBLX ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund’s primary investment objective is to achieve 2 times (200%) the income generated from selling options on Roblox Corp’s common stock (NYSE: RBLX) (the “Underlying Stock”) by selling options on leveraged exchange-traded funds designed to deliver 2 times (200%) the daily performance of the Underlying Stock (the “Underlying Leveraged ETF”). The Fund’s secondary investment objective is to gain exposure to the performance of the Underlying Leveraged ETF, subject to a cap on potential investment gains. A downside protection may be implemented which could affect the net income level.

GraniteShares YieldBOOST RDDT ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund’s primary investment objective is to achieve 2 times (200%) the income generated from selling options on Reddit, Inc.’s common stock (NYSE: RDDT) (the “Underlying Stock”) by selling options on leveraged exchange-traded funds designed to deliver 2 times (200%) the daily performance of the Underlying Stock (the “Underlying Leveraged ETF”). The Fund’s secondary investment objective is to gain exposure to the performance of the Underlying Leveraged ETF, subject to a cap on potential investment gains. A downside protection may be implemented which could affect the net income level.

GraniteShares YieldBOOST RGTI ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund’s primary investment objective is to achieve 2 times (200%) the income generated from selling options on Rigetti Computing, Inc.’s common stock (NYSE: RGTI) (the “Underlying Stock”) by selling options on leveraged exchange-traded funds designed to deliver 2 times (200%) the daily performance of the Underlying Stock (the “Underlying Leveraged ETF”). The Fund’s secondary investment objective is to gain exposure to the performance of the Underlying Leveraged ETF, subject to a cap on potential investment gains. A downside protection may be implemented which could affect the net income level.

GraniteShares YieldBOOST RIOT ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund’s primary investment objective is to achieve 2 times (200%) the income generated from selling options on Riot Platforms, Inc.’s common stock (NASDAQ: RIOT) (the “Underlying Stock”) by selling options on leveraged exchange-traded funds designed to deliver 2 times (200%) the daily performance of the Underlying Stock (the “Underlying Leveraged ETF”). The Fund’s secondary investment objective is to gain exposure to the performance of the Underlying Leveraged ETF, subject to a cap on potential investment gains. A downside protection may be implemented which could affect the net income level.

GraniteShares YieldBOOST RIVN ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund’s primary investment objective is to achieve 2 times (200%) the income generated from selling options on Rivian Automotive, Inc’s common stock (NASDAQ: RIVN) (the “Underlying Stock”) by selling options on leveraged exchange-traded funds designed to deliver 2 times (200%) the daily performance of the Underlying Stock (the “Underlying Leveraged ETF”). The Fund’s secondary investment objective is to gain exposure to the performance of the Underlying Leveraged ETF, subject to a cap on potential investment gains. A downside protection may be implemented which could affect the net income level.

GraniteShares YieldBOOST Semiconductor ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund’s primary investment objective is to achieve 3 times (300%) the income generated from selling options on the NYSE Semiconductor Index (the “Underlying Index”) by selling options on leveraged exchange-traded funds designed to deliver 3 times (300%) the daily performance of the Underlying Index (the “Underlying Leveraged ETF”). The Fund’s secondary investment objective is to gain exposure to the performance of the Underlying Leveraged ETF, subject to a cap on potential investment gains. A downside protection may be implemented which could affect the net income level.

GraniteShares YieldBOOST Small Cap ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund’s primary investment objective is to achieve 3 times (300%) the income generated from selling options on the Russell 2000® Index (the “Underlying Index”) by selling options on leveraged exchange-traded funds designed to deliver 3 times (300%) the daily performance of the Underlying Index (the “Underlying Leveraged ETF”). The Fund’s secondary investment objective is to gain exposure to the performance of the Underlying Leveraged ETF, subject to a cap on potential investment gains. A downside protection may be implemented which could affect the net income level.

GraniteShares YieldBOOST SMCI ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund’s primary investment objective is to achieve 2 times (200%) the income generated from selling options on Super Micro Computer Inc.’s common stock (NASDAQ: SMCI) (the “Underlying Stock”) by selling options on leveraged exchange-traded funds designed to deliver 2 times (200%) the daily performance of the Underlying Stock (the “Underlying Leveraged ETF”). The Fund’s secondary investment objective is to gain exposure to the performance of the Underlying Leveraged ETF, subject to a cap on potential investment gains. A downside protection may be implemented which could affect the net income level.

GraniteShares YieldBOOST SMR ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund’s primary investment objective is to achieve 2 times (200%) the income generated from selling options on NuScale Power Corporation’s common stock (NYSE: SMR) (the “Underlying Stock”) by selling options on leveraged exchange-traded funds designed to deliver 2 times (200%) the daily performance of the Underlying Stock (the “Underlying Leveraged ETF”). The Fund’s secondary investment objective is to gain exposure to the performance of the Underlying Leveraged ETF, subject to a cap on potential investment gains. A downside protection may be implemented which could affect the net income level.

GraniteShares YieldBOOST SOFI ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund’s primary investment objective is to achieve 2 times (200%) the income generated from selling options on SoFi Technologies, Inc.’s common stock (NASDAQ: SOFI) (the “Underlying Stock”) by selling options on leveraged exchange-traded funds designed to deliver 2 times (200%) the daily performance of the Underlying Stock (the “Underlying Leveraged ETF”). The Fund’s secondary investment objective is to gain exposure to the performance of the Underlying Leveraged ETF, subject to a cap on potential investment gains. A downside protection may be implemented which could affect the net income level.

GraniteShares YieldBOOST SOUN ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund’s primary investment objective is to achieve 2 times (200%) the income generated from selling options on SoundHound AI, Inc.’s common stock (NASDAQ: SOUN) (the “Underlying Stock”) by selling options on leveraged exchange-traded funds designed to deliver 2 times (200%) the daily performance of the Underlying Stock (the “Underlying Leveraged ETF”). The Fund’s secondary investment objective is to gain exposure to the performance of the Underlying Leveraged ETF, subject to a cap on potential investment gains. A downside protection may be implemented which could affect the net income level.

GraniteShares YieldBOOST SPY ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund’s primary investment objective is to achieve 3 times (300%) the income generated from selling options on the S&P 500® Index (the “Underlying Index”) by selling options on leveraged exchange-traded funds designed to deliver 3 times (300%) the daily performance of the Underlying Index (the “Underlying Leveraged ETF”). The Fund’s secondary investment objective is to gain exposure to the performance of the Underlying Leveraged ETF, subject to a cap on potential investment gains. A downside protection may be implemented which could affect the net income level.

GraniteShares YieldBOOST Technology ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund’s primary investment objective is to achieve 3 times (300%) the income generated from selling options on the Technology Select Sector Index (the “Underlying Index”) by selling options on leveraged exchange-traded funds designed to deliver 3 times (300%) the daily performance of the Underlying Index (the “Underlying Leveraged ETF”). The Fund’s secondary investment objective is to gain exposure to the performance of the Underlying Leveraged ETF, subject to a cap on potential investment gains. A downside protection may be implemented which could affect the net income level.

GraniteShares YieldBOOST TEM ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund’s primary investment objective is to achieve 2 times (200%) the income generated from selling options on Tempus AI, Inc.’s common stock (NASDAQ: TEM) (the “Underlying Stock”) by selling options on leveraged exchange-traded funds designed to deliver 2 times (200%) the daily performance of the Underlying Stock (the “Underlying Leveraged ETF”). The Fund’s secondary investment objective is to gain exposure to the performance of the Underlying Leveraged ETF, subject to a cap on potential investment gains. A downside protection may be implemented which could affect the net income level.

GraniteShares YieldBOOST TSLA ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund’s primary investment objective is to achieve 2 times (200%) the income generated from selling options on Tesla Inc.’s common stock (NASDAQ: TSLA) (the “Underlying Stock”) by selling options on leveraged exchange-traded funds designed to deliver 2 times (200%) the daily performance of the Underlying Stock (the “Underlying Leveraged ETF”). The Fund’s secondary investment objective is to gain exposure to the performance of the Underlying Leveraged ETF, subject to a cap on potential investment gains. A downside protection may be implemented which could affect the net income level.

GraniteShares YieldBOOST TSM ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund’s primary investment objective is to achieve 2 times (200%) the income generated from selling options on Taiwan Semiconductor Manufacturing Co Ltd’s ADR (NYSE: TSM) (the “Underlying Stock”) by selling options on leveraged exchange-traded funds designed to deliver 2 times (200%) the daily performance of the Underlying Stock (the “Underlying Leveraged ETF”). The Fund’s secondary investment objective is to gain exposure to the performance of the Underlying Leveraged ETF, subject to a cap on potential investment gains. A downside protection may be implemented which could affect the net income level.

GraniteShares YieldBOOST UBER ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund’s primary investment objective is to achieve 2 times (200%) the income generated from selling options on Uber Technologies, Inc.’s common stock (NASDAQ: UBER) (the “Underlying Stock”) by selling options on leveraged exchange-traded funds designed to deliver 2 times (200%) the daily performance of the Underlying Stock (the “Underlying Leveraged ETF”). The Fund’s secondary investment objective is to gain exposure to the performance of the Underlying Leveraged ETF, subject to a cap on potential investment gains. A downside protection may be implemented which could affect the net income level.

GraniteShares YieldBOOST UNH ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund’s primary investment objective is to achieve 2 times (200%) the income generated from selling options on UnitedHealth Group Incorporated’s common stock (NYSE: UNH) (the “Underlying Stock”) by selling options on leveraged exchange-traded funds designed to deliver 2 times (200%) the daily performance of the Underlying Stock (the “Underlying Leveraged ETF”). The Fund’s secondary investment objective is to gain exposure to the performance of the Underlying Leveraged ETF, subject to a cap on potential investment gains. A downside protection may be implemented which could affect the net income level.

GraniteShares YieldBOOST UPST ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund’s primary investment objective is to achieve 2 times (200%) the income generated from selling options on Upstart Holdings, Inc.’s common stock (NASDAQ: UPST) (the “Underlying Stock”) by selling options on leveraged exchange-traded funds designed to deliver 2 times (200%) the daily performance of the Underlying Stock (the “Underlying Leveraged ETF”). The Fund’s secondary investment objective is to gain exposure to the performance of the Underlying Leveraged ETF, subject to a cap on potential investment gains. A downside protection may be implemented which could affect the net income level.

GraniteShares YieldBOOST VRT ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund’s primary investment objective is to achieve 2 times (200%) the income generated from selling options on Vertiv Holdings Co.’s common stock (NYSE: VRT) (the “Underlying Stock”) by selling options on leveraged exchange-traded funds designed to deliver 2 times (200%) the daily performance of the Underlying Stock (the “Underlying Leveraged ETF”). The Fund’s secondary investment objective is to gain exposure to the performance of the Underlying Leveraged ETF, subject to a cap on potential investment gains. A downside protection may be implemented which could affect the net income level.

GraniteShares YieldBOOST XYZ ETF
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund’s primary investment objective is to achieve 2 times (200%) the income generated from selling options on Block, Inc.’s common stock (NYSE: XYZ) (the “Underlying Stock”) by selling options on leveraged exchange-traded funds designed to deliver 2 times (200%) the daily performance of the Underlying Stock (the “Underlying Leveraged ETF”). The Fund’s secondary investment objective is to gain exposure to the performance of the Underlying Leveraged ETF, subject to a cap on potential investment gains. A downside protection may be implemented which could affect the net income level.